Segmented Information - Revenue by Product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Revenue	$ 3,619	$ 2,819
Refined silver and gold
Disclosure of products and services [line items]
Revenue	2,930	2,369
Zinc concentrate
Disclosure of products and services [line items]
Revenue	153	101
Lead concentrate
Disclosure of products and services [line items]
Revenue	379	202
Copper concentrate
Disclosure of products and services [line items]
Revenue	56	72
Silver concentrate
Disclosure of products and services [line items]
Revenue	$ 101	$ 75